TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Disclosure of detailed information about trade and other payable [Table Text Block]

	2019	2018
	US$’000	US$’000

Trade payables	7,776	7,994
Accrued expenses	19,682	13,401
Others	1,588	1,372
Less: included in liabilities of a disposal group held for sale (Note 40)	(498)	-
	28,548	22,767
Non-current trade and other payables	(221)	(403)
Current trade and other payables	28,327	22,364